Financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of financial instrument by category
Schedule of financial instrument by category
	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Non-financial assets	Total
As of December 31, 2024
Assets
Trade receivables	362,367	-	-	362,367
Other receivables	34,816	8,945	13,020	56,781
Cash and cash equivalents
Cash and Banks	20,182	-	-	20,182
Time deposits	3,288	-	-	3,288
Mutual funds	-	448	-	448
Financial assets at fair value through profit or loss:
Negotiable instruments	-	114,494	-	114,494
Mutual funds	-	248,857	-	248,857
Financial assets at amortized cost:
Negotiable instruments	10,199	-	-	10,199
Total	430,852	372,744	13,020	816,616

As of December 31, 2023
Assets
Trade receivables	145,024	-	-	145,024
Other receivables	10,641	44,437	19,068	74,146
Cash and cash equivalents
Cash and Banks	3,044	-	-	3,044
Mutual funds	-	16,833	-	16,833
Financial assets at fair value through profit or loss:
Negotiable instruments	-	1,280	-	1,280
Mutual funds	-	178,653	-	178,653
Total	158,709	241,203	19,068	418,980

	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Total
As of December 31, 2024
Liabilities
Trade payables	761,592	-	761,592
Other payables	168,825	131,490	300,315
Borrowings	467,475	-	467,475
Total	1,397,892	131,490	1,529,382

As of December 31, 2023
Liabilities
Trade payables	528,179	-	528,179
Other payables	279,341	130,632	409,973
Borrowings	206,892	-	206,892
Total	1,014,412	130,632	1,145,044

Schedule of income, expenses, gains and losses resulting from each financial instrument
Schedule of income, expenses, gains and losses resulting from each financial instrument
	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Total
As of December 31, 2024
Interest income	1,224	-	1,224
Exchange differences	17,991	29,766	47,757
Changes in fair value of financial assets	-	66,888	66,888
Total	19,215	96,654	115,869

As of December 31, 2023
Interest income	800	-	800
Exchange differences	84,386	71,751	156,137
Changes in fair value of financial assets	-	143,859	143,859
Total	85,186	215,610	300,796

	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Total
As of December 31, 2024
Interest expense	(330,011)	-	(330,011)
Exchange differences	(61,796)	-	(61,796)
Loss on debt restructuring	(3,447)	-	(3,447)
Changes in fair value of financial liabilities	-	(121,585)	(121,585)
Other financial results	(41,990)	-	(41,990)
Total	(437,244)	(121,585)	(558,829)

As of December 31, 2023
Interest expense	(694,298)	-	(694,298)
Exchange differences	(261,375)	-	(261,375)
Changes in fair value of financial liabilities	-	(70,302)	(70,302)
Other financial results	(33,378)	-	(33,378)
Total	(989,051)	(70,302)	(1,059,353)

Schedule of credit quality of financial assets
Schedule of credit quality of financial assets
	12.31.24	12.31.23
Customers with no external credit rating:
Group 1 (i)	221,661	74,351
Group 2 (ii)	116,565	58,591
Group 3 (iii)	24,141	12,082
Total trade receivables	362,367	145,024

(i)	Relates to customers with debt to become due.
(ii)	Relates to customers with past due debt from 0 to 3 months.
(iii)	Relates to customers with past due debt from 3 to 12 months.